Net Income/(Loss) Per Common Share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of dilutive shares exercise of outstanding stock instruments
Anti Dilutive shares pursuant to the exercise of outstanding stock instruments	3,352,884	3,093,634
Options to purchase shares of common stock [Member]
Summary of dilutive shares exercise of outstanding stock instruments
Anti Dilutive shares pursuant to the exercise of outstanding stock instruments	725,952	825,214
Warrants [Member]
Summary of dilutive shares exercise of outstanding stock instruments
Anti Dilutive shares pursuant to the exercise of outstanding stock instruments	1,507,451	1,148,939
Series A convertible, redeemable preferred stock [Member]
Summary of dilutive shares exercise of outstanding stock instruments
Anti Dilutive shares pursuant to the exercise of outstanding stock instruments	52,500	52,500
Series B convertible preferred stock [Member]
Summary of dilutive shares exercise of outstanding stock instruments
Anti Dilutive shares pursuant to the exercise of outstanding stock instruments	1,066,981	1,066,981